Net Loss Per Share of Common Stock - Schedule of Diluted Net Loss Per Share (Details) - shares	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	985	8,036	322,246	78,365	985
Conversion of convertible preferred stock issued and outstanding [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	900	527	128,412	53,740	900
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares				8,185	60
Exercise of public warrants and common warrants into common stock [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares				13,193
Common stock underlying outstanding options (2024 Plan) [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	25	2,310	23,560	3,247	25